Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
NOTE 5. COMMITMENTS AND CONTINGENCIES
Registration Rights
The holders of the Founder Shares, Private Placement Warrants and warr an
ts that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares), and any Class A ordinary shares held by the Company’s initial shareholders and HCGP at the completion of the Initial Public Offering or acquired prior to or in connection with a Business Combination, are entitled to registration rights pursuant to a registration rights agreement entered into on the effective date of the Initial Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggyback” registration rights with respect to registration statements filed subsequent to the Company’s completion of its Business Combination. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up
period, which occurs (i) in the case of the Founder Shares held by the initial shareholders, in accordance with the letter agreement the Company’s initial shareholders entered into, (ii) in the case of the Founder Shares held by the Anchor Investors, in accordance with the investment agreements entered into by and among the Company, the Sponsor and the Anchor Investors and (iii) in the case of the Private Placement Warrants, 30 days after the completion of the Company’s Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company granted the underwriters a
45-day
option from the date of the final prospectus relating to the Initial Public Offering to purchase up to 4,500,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. The underwriters purchased the Units subject to the over-allotment option in full on July 27, 2021.
The underwriters were entitled to underwriting commissions of $0.20 per Unit, or $6.0 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per Unit, or $10.5 million in the aggregate, will be payable to the underwriters for deferred underwriting commissions. The deferred commissions will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
In connection with the consummation of the Over-Allotment on July 27, 2021, the underwriters were paid an additional fee of $900,000, and approximately $1.6 million in additional deferred underwriting commissions will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

On July 17, 2023, three of the four underwriters for the Company’s Initial Public Offering, consisting of Barclays Capital Inc., Goldman Sachs & Co. LLC and Academy Securities, Inc., agreed to waive all rights to their respective portion of the underwriting commissions (or approximately $9.96 million of the total $12.075 million of the underwriting commissions) with respect to the Transactions with One Energy. As of December 31, 2023, one of the underwriters had further agreed to waive all rights to their respective portion of the underwriting commissions (approximately $4.83 million) with respect to the Transactions with One Energy or to any future Business Combination.
Deferred Legal Fees Associated with the Initial Public Offering and Certain Other Matters
The Company entered into an engagement letter to obtain legal advisory services, pursuant to which the Company’s legal counsel agreed to defer half of their fees associated with the Initial Public Offering until the closing of a Business Combination and has agreed to
the deferral of certain other legal expenses in connection with the Business Combination. As of December 31, 2023 and 2022, the Company recorded an aggregate of approximately $174,000 for such deferred legal fees in the accompanying consolidated balance sheets.
Risks and Uncertainties
Various social and political circumstances in the United States and around the world (including wars and other forms of conflict, including rising trade tensions between the United States and China, and other uncertainties regarding actual and potential shifts in the United States and foreign, trade, economic and other policies with other countries, terrorist acts, security operations and catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and global health epidemics), may also contribute to increased market volatility and economic uncertainties or deterioration in the United States and worldwide. Specifically, the military conflicts in Ukraine and in the Middle East, and resulting market volatility, could adversely affect the Company’s ability to complete a Business Combination. In response to the conflicts between Russia and Ukraine, the United States and other countries have imposed sanctions or other restrictive actions against Russia. Any of the above factors, including sanctions, export controls, tariffs, trade wars and other governmental actions, could have a material adverse effect on the Company’s ability to complete a Business Combination and the value of the Company’s securities.
Business Combination with One Energy
Business Combination Agreement
On February 14, 2024, the Company entered into an Amended and Restated Business Combination Agreement (the “Business Combination Agreement”) with One Energy, TRTL Holding Corp., a Delaware corporation and a wholly-owned subsidiary of the Company (“Pubco”), TRTL III First Merger Sub Inc., a Delaware corporation and a wholly-owned subsidiary of Pubco (“TRTL Merger Sub”), OEE Merger Sub Inc., a Delaware corporation and a wholly-owned subsidiary of Pubco (“Company Merger Sub” and together with TRTL Merger Sub, the “Merger Subs”), which amends, restates and supersedes the Business Combination Agreement, dated August 14, 2023, entered into by the Company, One Energy, and TRTL III Merger Sub Inc., a Delaware corporation and a wholly-owned subsidiary of the Company. It is proposed that, at the closing of the Transactions (the “Closing”), Pubco will change its name to “One Power Company.”
Earn Out Consideration
In addition to the base consideration paid at the Closing, for the period of time commencing
90 days after the Closing and ending on the
5
-year
anniversary of the Closing (“One Energy Earnout Period”), One Energy Stockholders will have the right to earn additional Pubco-Common Shares of upon the following terms:

•
On the date on which the daily volume-weighted average share price of Pubco Common Shares (“VWAP”) is greater than $
12.50 for any
twenty
trading days out of
thirty
consecutive trading days, a
one-time
issuance of 2,500,000
Pubco Common Shares; and

•	On the date on which the VWAP is greater than $ 15.00 for any twenty trading days out of thirty consecutive trading days, a one-time issuance of 2,500,000 Pubco Common Shares of the Company.
If, during the One Energy Earnout Period there is a change of control transaction in which Pubco or its stockholders have the right to receive consideration implying a value per share (as agreed in good faith by the Board) that is greater than or equal to the applicable VWAP prices specified above, any applicable earnout shares that have not previously been issued will be issued to the One Energy stockholders.

Sponsor Letter Agreement
In connection with the execution of the Business Combination Agreement, the Sponsor entered into a sponsor letter agreement (as amended, the “Sponsor Letter Agreement”) with the Company and One Energy, pursuant to which the Sponsor and each of the Company shareholders party thereto agreed to (a) vote in favor of the Business Combination Agreement and the Transactions, (b) not transfer their shares of the Company during the period between the signing of the Business Combination Agreement and the Closing, (c) waive any adjustment to the conversion ratio set forth in the governing documents of the Company or any other anti-dilution or similar protection with respect to their shares of the Company, and (d) subject 1,750,000 of their shares of the Company to potential vesting and forfeiture based on a stock price based earnout over at two-year
period, with an early release if the TRTL VWAP exceeds $
12.00 per share over 20 out of any 30 consecutive trading days, during such two-year
period after Closing.
Transaction Support Agreement
In connection with the execution of the Business Combination Agreement, Jereme Kent, CAS Ohio LLC and RES Ohio LLC (collectively, the “Supporting Company Stockholders”) entered into a transaction support agreement (the “Transaction Support Agreement”), pursuant to which, among other things, each such Supporting Company Stockholder agreed to, (a) support and vote in favor of the Business Combination Agreement and the ancillary documents to which One Energy is or will be a party and the Transactions, (b) not transfer their One Energy shares during the interim period prior to the Closing, and (c) take, or cause to be taken, any actions necessary or advisable to cause certain agreements to be terminated effective as of the Closing.
Registration Rights Agreement
Prior to the Closing, the Sponsor and certain One Energy stockholders will enter into an amended and restated registration rights agreement (the “Registration Rights Agreement”). Under the Registration Rights Agreement, the Sponsor and certain other shareholders of the Company and certain One Energy stockholders shall have registration rights that will obligate the Company to register for resale under the Securities Act all or any portion of the (i) ordinary shares of the Company issued to the One Energy stockholders as Transaction Consideration Shares, (ii) the ordinary shares of the Company held by the Sponsor and other legacy shareholders of the Company, (iii) the ordinary shares of the Company issued upon conversion of the ordinary shares of the Company in connection with the Merger, and (iv) the ordinary shares of the Company issuable upon exercise of all warrants held by the Company shareholders (together with any capital shares or other securities issued as a dividend or distribution with respect thereto or in exchange therefor, the “Registrable Securities”). Pursuant to the Registration Rights Agreement, among other things, the Company shall prepare and file a shelf resale registration statement with respect to the registrable securities under the Registration Rights Agreement no later than 60 calendar days prior to the expiration of the applicable post-Closing lock-up period. The Company shareholders who hold a majority in interest of the Registrable Securities held by the legacy shareholders of the Company or One Energy stockholders who hold a majority in interest of the Registrable securities held by the legacy One Energy stockholders, will be entitled under the Registration Rights Agreement to make a written demand for registration under the Securities Act of all or part of their Registrable Securities. Subject to certain exceptions, if any time after the Closing, the Company proposes to file a registration statement under the Securities Act with respect to its securities, under the Registration Rights Agreement, the Company shall give notice to the Company shareholders holding Registrable Securities and the One Energy stockholders holding Registrable Securities, as to the proposed filing and offer them an opportunity to register the sale of such number of Registrable Securities as requested by them in writing, subject to customary cut-backs.
In addition, subject to certain exceptions, the Company shareholders and the One Energy stockholders holding Registrable Securities will be entitled under the Registration Rights Agreement to request in writing that the Company register the resale of any or all of such Registrable Securities on FormS-3 or F-3 and any similar short-form registration that may be available at such time. Under the Registration Rights Agreement, the Company will indemnify the holders of Registrable Securities and certain persons or entities related to them, such as their officers, directors, employees, agents and representatives, against any losses or damages resulting from any untrue statement or omission of a material fact in any registration statement or prospectus pursuant to which they sell Registrable Securities, unless such liability arose from their misstatement or omission, and the holders of Registrable Securities, including Registrable Securities in any registration statement or prospectus, will agree to indemnify the Company and certain persons or entities related to the Company, such as its officers and directors and underwriters, against all losses caused by their misstatements or omissions in those documents.
Contingent Stock Rights Agreement
Prior to or in connection with the Closing, the Company, the Sponsor, Jereme Kent and Continental Stock Transfer & Trust Company will enter into a contingent stock rights agreement, pursuant to which Jereme Kent will deposit
5.5
 million of the shares of the Company he will receive as consideration in the Transactions into an escrow account to provide certain contingent stock rights to PIPE investors and/or to public shareholders of the Company who do not redeem their shares of the Company in connection with the Transactions, in the event that the post-closing trading price of the combined public company does not equal or exceed a daily VWAP of $
12.00
per share over
20
out of any
30
consecutive trading days, during the
two-year
period after Closing.

One Energy Enterprises Inc [Member]
COMMITMENTS AND CONTINGENCIES
11.	COMMITMENTS AND CONTINGENCIES
Turbine Warranties
- The turbines are under warranty with the manufacturer for years one through five, extendable through the tenth year. The corresponding service and maintenance agreement with the manufacturer is also for years one through five, and extendable through the tenth year.
Green-E
Eligible Renewable Energy Credits
– The Project Companies are obligated, by contract, to purchase Green-E Eligible National Wind credits, or an equivalent domestic wind REC, for each REC produced on site. The Green-E Eligible RECs are then delivered to or retired on behalf of the customer that receives the electricity generated by the project. The cost of the Green-E eligible RECs is recognized as a cost-of-service
expense to the Project Company. The Company has accrued for required purchases within other payables on the accompanying consolidated balance sheet for
$163,719 and $191,315, respectively, as of December 31, 2023
,
and 2022.
Legal Proceedings -
The Company is involved in various legal proceedings and claims that arise in the ordinary course of business. These matters may include, but are not limited to, litigation related to labor and employment, breach of contracts, intellectual property rights, regulatory compliance, and other issues. The Company records a liability in its financial statements for these matters when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Legal defense costs are expensed as incurred.
Management, in consultation with legal counsel, has assessed all current litigation and claims. While the outcome of these matters is inherently uncertain, management believes that, based on current knowledge, such proceedings and claims are not expected to have a material adverse effect on the Company’s financial condition, results of operations, or cash flows. However, litigation is subject to inherent uncertainties, and unfavorable rulings could occur. Were an unfavorable ruling to happen, there exists the possibility of a material impact on the financial position and results of operations of the period in which the ruling occurs, or future periods. The Company reviews these matters at least quarterly and adjusts the amounts recognized in its financial statements as necessary to reflect the current status of litigation. Given the uncertain nature of litigation, the actual liability could materially differ from the current estimate. Such changes could be material to the Company’s financial statements in any given reporting period.